Corporate information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Corporate information
1.	Corporate information

1.1	Incorporation

The consolidated financial statements of China Yuchai International Limited (the “Company”) and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2017 were authorized for issue in accordance with a resolution of the directors on April 16, 2018.

China Yuchai International Limited is a limited company incorporated under the laws of Bermuda on April 29, 1993 whose shares are publicly traded. The registered office of the Company is located at 2 Clarendon House, Church Street, Hamilton HM11, Bermuda. On March 7, 2008, the Company registered a branch office in Singapore, located at 16 Raffles Quay #26-00, Hong Leong Building, Singapore 048581. The principal operating office is located at 16 Raffles Quay #39-01A, Hong Leong Building, Singapore 048581.

1.2	Investment in Guangxi Yuchai Machinery Company Limited

The Company was established to acquire a controlling financial interest in Guangxi Yuchai Machinery Company Limited, a Sino-foreign joint stock company which manufactures, assembles and sells diesel engines in the People’s Republic of China (the “PRC”). The principal markets for Yuchai’s diesel engines are truck and bus manufacturers in the PRC.

The Company owns, through six wholly-owned subsidiaries, 361,420,150 shares or 76.41% of the issued share capital of Yuchai (“Foreign Shares of Yuchai”). Guangxi Yuchai Machinery Group Company Limited (“State Holding Company” or “SHC”), a state-owned enterprise, owns 22.09% of the issued share capital of Yuchai (“State Shares of Yuchai”).

In December 1994, the Company issued a special share (the “Special Share”) at par value of US$0.10 to Diesel Machinery (BVI) Limited (“DML”), a company controlled by Hong Leong Corporation Limited, now known as Hong Leong (China) Limited (“HLC”). The Special Share entitles its holder to designate the majority of the Company’s Board of Directors (six of eleven). The Special Share is not transferable except to Hong Leong Asia Ltd. (“HLA”), the holding company of HLC, or any of its affiliates. During 2002, DML transferred the Special Share to HL Technology Systems Pte. Ltd. (“HLT”), a wholly-owned subsidiary of HLC.

As at December 31 2017, Yuchai has nine direct and thirty-three indirectly owned subsidiaries, three joint ventures and one associate. Guangxi Yuchai Machinery Monopoly Development Co., Ltd. (“YMMC”) and Guangxi Yuchai Accessories Manufacturing Company Limited (“GYAMC”) are the two most significant subsidiaries of Yuchai. YMMC has thirty wholly-owned subsidiaries (collectively “YMMC Group”) located at various provinces in the PRC. The principal business of YMMC Group are trading and distribution of spare parts of diesel engines and automobiles. GYAMC has one wholly-owned subsidiary (collectively “GYAMC Group”). The principal business of GYAMC Group are sales and manufacturing of spare parts and components of diesel engines. The detailed information of Yuchai’s significant subsidiaries, joint ventures and associates are disclosed in Notes 4, 5 and 6.

As used in this Consolidated Financial Statements, the term “Yuchai” refer to Guangxi Yuchai Machinery Company Limited and its subsidiaries.

Relating to Yuchai’s equity interest in Jining Yuchai Engine Company Limited

In September 2014, Yuchai transferred its entire 70% shareholding interest in Jining Yuchai Engine Company Limited (“Jining Yuchai’) to an independent third party (the “Purchaser”) for a consideration of RMB 1.00 Yuan. The other shareholder, Zhejiang Geely Holding Group also transferred its entire 30% shareholding interest in Jining Yuchai. Pursuant to the transfer, Yuchai entered into the following agreements with the Purchaser and Jining Yuchai:

(i)	Loan Agreement

Under the terms of the Loan Agreement entered into between the Purchaser and Jining Yuchai with Yuchai and its wholly-owned subsidiary, Guangxi Yulin Hotel Company Limited (“Lenders”), the Lenders agreed to extend loans with tenure of two years, of amounts not exceeding RMB 70 million, to Jining Yuchai, by way of entrusted loans, and such loans are solely to be utilized for Jining Yuchai’s working capital purpose. In 2016, Lenders further extend the loans to Jining Yuchai and provide financial support to its operation.

In addition, in consideration of the Lenders’ financial support to Jining Yuchai, as long as the Purchaser remains a shareholder in Jining Yuchai, irrespective of whether the loans remain outstanding or not, the Purchaser is prohibited from transferring all or part of its shareholding interest in Jining Yuchai to any third party without the prior written consent of the Lenders. The Purchaser has also granted the Lenders an irrevocable option to acquire all of its shareholding in Jining Yuchai at any time at a consideration not exceeding RMB 250. These two provisions are also contained in a separate undertaking letter issued and signed by the Purchaser to the Lenders.

The Purchaser, as long as it remains a shareholder in Jining Yuchai, will consult with the Lenders prior to the exercise of any of its powers in relation to Jining Yuchai. The Lenders have the right to recommend for appointment of Jining Yuchai’s legal representative and executive director.

(ii)	Management Agreement

In 2014, under the Management Agreement entered into between Yuchai and the Purchaser, Yuchai has been appointed by the Purchaser to manage Jining Yuchai in all matters relating to the running of its operations and management of its assets. The term of the agreement is for one year which may be extended upon mutual agreement and the management fee is RMB 240 per annum. In October 2016 the management agreement has been renewed and extended for one more year.

Yuchai through the above-mentioned contractual arrangements has the power to exercise effective control and is able to direct the activities of Jining Yuchai that most significantly affect its economic performance, and has the exposure or rights to receive benefits from Jining Yuchai from its involvement. Accordingly, Yuchai continues to consolidate the financial results of Jining Yuchai for financial year ended at December 2014, 2015 and 2016.

In November 2017, Yuchai acquired the entire equity interest in Jining Yuchai for a cash consideration of RMB250 from the Purchaser. The acquisition was made pursuant to the irrevocable option to acquire the shares in Jining Yuchai granted to Yuchai.

1.3	Investment in HL Global Enterprises Limited

In February 2006, the Group acquired debt and equity securities interest in HL Global Enterprises Limited (“HLGE”) through the Group’s wholly-owned subsidiaries, Grace Star Limited (“Grace Star”) and Venture Lewis Limited (“Venture Lewis’). HLGE is a public company listed on the main board of the Singapore Exchange Securities Trading Limited (“Singapore Exchange”) and primarily engaged in investment holding, and through its group companies, invests in rental property, hospitality and property developments in Asia.

The Group shareholding has changed through various transactions, the Group’s equity interest in HLGE was 49.4% as at December 31, 2011.

On January 13, 2012, Grace Star transferred 24,189,170 Series B redeemable convertible preference shares (“RCPS”), representing 100% of remaining unconverted Series B RCPS, in the capital of HLGE (the “Trust Preference Shares”) to the Trustee pursuant to a trust deed entered into between HLGE and the Trustee. On January 16, 2012, the Trust Preference Shares were mandatorily converted into 24,189,170 new ordinary shares in the capital of HLGE (the “Trust Shares”) resulting in the Group’s shareholding interest in HLGE decreasing from 49.4% to 48.1%. On April 4, 2012, as a result of the conversion of all the outstanding Series A redeemable convertible preference shares held by Venture Delta Limited and Grace Star, into new ordinary shares in the capital of HLGE, Group’s shareholding interest in HLGE increased from 48.1% to 48.9%. The Trust Shares are accounted for as treasury shares by HLGE, issued by HLGE and held by the Trust, which is considered as part of HLGE. As a result, the Group’s shareholding interest in HLGE is stated as 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.

As of December 31, 2013, the Group’s interest in HLGE remained at 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.

In 2014, the Group purchased in the open market an aggregate of 465,000 ordinary shares in the capital of HLGE. As of December 31, 2014, the Group’s interest in HLGE increased from 50.1% to 50.2%, net of the ordinary shares held by the Trustee under the Trust.

In 2015, HLGE undertook a share consolidation exercise to consolidate every 10 ordinary shares in the capital of HLGE into one ordinary share. Upon completion of the share consolidation exercise, the Group held 47,107,707 ordinary shares of HLGE. As at December 31, 2015, Group’s interest in HLGE was 50.2%, net of the ordinary shares held by the Trustee under the Trust.

As of December 31, 2016 and 2017, the Group’s shareholding interest in HLGE remains at 50.2%, net of the ordinary shares held by the Trustee under the Trust.

The Group considers HLGE as a subsidiary as it has power to exercise effective control and direct the activities of HLGE that most significantly affect its economic performance and has the exposure or rights to receive benefits from HLGE from its involvement.